CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	952	947
Treasury, shares	97	99
Common stock, par or stated value per share	0.1	0.1